UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

Check here if Amendment [ ]; Amendment Number:          1
                                              -----------------------
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stonebrook Fund Management LLC
Address:   450 Park Avenue, 12th Floor
           New York, New York  10022

Form 13F File Number:  028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Marc Abel
Title:    Chief Financial Officer
Phone:    212-702-4813

Signature, Place, and Date of Signing:


/S/ MARC ABEL         New York, New York                February 12, 2004
--------------        ----------------------            ------------------
[Signature]           [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                31
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Form 13F Information Table Value Total:                          $157,972
                                                                  -------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                  NONE

                                                Stonebrook Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter Ended December 31, 2003

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                              Title of              Value      Shares/  Sh/    Put/   Investment    Other         Voting Authority
Name of Issuer                Class     CUSIP      (x $1000)   Prn Amt  Prn    Call   Discretion   Managers
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                                                                                                               Sole     Shared  None
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

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ABERCROMBIE & FITCH CO        CL A      002896207    7,331     296,700  SH             SOLE                     296,700
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AMERICAN AXLE & MFG HLDGS IN  COM       024061103    6,552     162,100  SH             SOLE                     162,100
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AMERIGROUP CORP               COM       03073T102    1,160      27,200  SH             SOLE                      27,200
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AMERISTAR CASINOS INC         COM       03070Q101      717      29,300  SH             SOLE                      29,300
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ANTHEM INC                    COM       03674B104    9,210     122,800  SH             SOLE                     122,800
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AUTOZONE INC                  COM       053332102    7,498      88,000  SH             SOLE                      88,000
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BLACK & DECKER CORP           COM       091797100    7,536     152,800  SH             SOLE                     152,800
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BEAZER HOMES USA INC          COM       07556Q105    7,168      73,400  SH             SOLE                      73,400
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BRINKER INTL INC              COM       109641100    4,062     122,500  SH             SOLE                     122,500
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CONSTELLATION BRANDS INC      CL A      21036P108    3,507     106,500  SH             SOLE                     106,500
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DEAN FOODS CO NEW             COM       242370104    4,437     135,000  SH             SOLE                     135,000
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D R HORTON INC                COM       23331A109    4,958     114,600  SH             SOLE                     114,600
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ENBRIDGE ENERGY PARTNERS L P  COM       29250R106      250       5,000  SH             SOLE                       5,000
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LINENS N THINGS INC           COM       535679104    3,625     120,500  SH             SOLE                     120,500
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LIZ CLAIBORNE INC             COM       539320101    7,326     206,600  SH             SOLE                     206,600
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MATTEL INC                    COM       577081102    6,407     332,500  SH             SOLE                     332,500
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MAYTAG CORP                   COM       578592107    2,818     101,200  SH             SOLE                     101,200
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M/I SHOTTENSTEIN HOMES INC    COM       55305B101    3,975     101,800  SH             SOLE                     101,800
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MOORE WALLACE INC             COM       615857109    6,276     335,100  SH             SOLE                     335,100
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OVERNITE CORP                 COM       690322102    2,092      91,972  SH             SOLE                      91,972
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PEPSI BOTTLING GROUP INC      COM       713409100      926      38,300  SH             SOLE                      38,300
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

                                                Stonebrook Fund Management LLC
                                                  Form 13F Information Table
                                                Quarter Ended December 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                              Title of              Value      Shares/  Sh/    Put/   Investment    Other         Voting Authority
Name of Issuer                Class     CUSIP      (x $1000)   Prn Amt  Prn    Call   Discretion   Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
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QUICKSILVER INC               COM       74838C106    8,340     470,400  SH             SOLE                     470,400
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REEBOK INTL LTD               COM       758110100    7,333     186,500  SH             SOLE                     186,500
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REGAL ENTMT GROUP             CL A      758766109    2,356     114,800  SH             SOLE                     114,800
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RPM INTL INC                  COM       749685103    4,742     288,100  SH             SOLE                     288,100
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STANDARD PAC CORP NEW         COM       85375C101    5,268     108,500  SH             SOLE                     108,500
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TJX COS INC NEW               COM       872540109    6,430     291,600  SH             SOLE                     291,600
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TRIAD HOSPITALS INC           COM       89579K109    5,170     155,400  SH             SOLE                     155,400
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WELLCHOICE INC                COM       949475107    8,149     236,200  SH             SOLE                     236,200
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WILLIS GROUP HOLDINGS LTD     SHS       G96655108    8,736     256,400  SH             SOLE                     256,400
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YELLOW ROADWAY CORP           COM       985577105    3,617     100,000  SH             SOLE                     100,000
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
REPORT
SUMMARY: 31 DATA RECORDS                           157,972      0 OTHER MANAGERS
                                                                ON WHOSE  BEHALF
                                                                REPORT IS FILED